Share Based Compensation (Assumptions Used In Determination Of Grant Date Fair Values) (Details) - Stock Option Awards And Warrants [Member]	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	1.80%	1.80%
Expected option term	5 years	5 years
Volatility	35.10%	37.40%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.25%	2.25%
Expected option term	6 years 6 months	5 years 6 months
Volatility	37.50%	37.90%